Pension and other employee obligations (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Pension and Other Employee Obligations
Pension and other employee obligations consist of the following:

	As at
	March 31, 2020	March 31, 2019
Current:
Salaries and bonus	$68,353	$62,320
Pension	1,196	854
Withholding taxes on salary and statutory payables	7,308	4,947

Total	$76,857	$68,121

Non-current:
Pension and other obligations	$12,999	$11,248

Total	$12,999	$11,248

Summary of Employee Benefit Costs
Employee benefit costs consist of the following:

	Year ended March 31,
	2020	2019	2018
Salaries and bonus	$487,246	$424,005	$405,665
Employee benefit plans:
Defined contribution plan	12,675	11,572	11,684
Defined benefit plan	2,634	2,242	3,042
Share-based compensation expense (Refer n ote 2 5 )	37,520	30,305	30,565

Total	$540,075	$468,124	$450,956

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2020	2019	2018
Cost of revenue	$399,441	$346,914	$329,289
Selling and marketing expenses	40,816	34,054	31,373
General and administrative expenses	99,818	87,156	90,294

Total	$540,075	$468,124	$450,956

Contributions to Defined Contribution Plans
The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2020	2019	2018
India	$8,772	$7,919	$8,123
United States	1,548	1,387	1,279
United Kingdom	892	759	670
South Africa	789	840	860
Sri Lanka	480	505	625
Philippines	194	162	127

Total	$12,675	$11,572	$11,684

Summary of Net Periodic Cost
The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines and Sri Lanka is as follows:

	Year ended March 31,
	2020	2019	2018
Service cost	$1,915	$1,621	$1,917
Past service cost	—	—	538
Interest on the net defined benefit liability	719	621	587

Net gratuity cost	$2,634	$2,242	$3,042

Summary of Net Defined Benefit Liability (Asset)

	As at
	March 2020	March 2019
Change in projected benefit obligations
Obligation at beginning of the year	$12,552	$11,101
Foreign currency translation	(1,206)	(671)
Service cost	1,915	1,621
Interest cost	805	692
Benefits paid	(1,423)	(1,213)
Business combinations	98	—
Actuarial (gain)/loss
From changes in demographic assumptions	(113)	48
From changes in financial assumptions	317	32
From actual experience compared to assumptions	579	942

Benefit obligation at end of the year	$13,524	$12,552

Change in plan assets
Plan assets at beginning of the year	$1,259	$1,041
Foreign currency translation	(107)	(57)
Expected return on plan assets	86	71
Actuarial (loss) /gain	(16)	(21)
Actual contributions	1,192	1,354
Benefits paid	(1,268)	(1,129)

Plan assets at end of the year	$1,146	$1,259

Accrued pension liability
Current	$1,196	$854
Non-current	11,182	10,439

Net amount recognized	$12,378	$11,293

Present value of funded defined benefit obligation	$12,814	$11,911
Fair value of plan assets	(1,146)	(1,259)

	11,668	10,652

Present value of unfunded defined benefit obligation	$710	$641

Weighted average duration of defined benefit obligation (both funded and unfunded)	5.0 years	5.0 years

Actuarial Assumptions For Gratuity Plans
The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2020	2019	2018
Discount rate:
India	6.3% to 6.6%	6.6% to 7.0%	6.6% to 7.3%
Philippines	3.7%	6.1%	3.1%
Sri Lanka	9.8%	11.0%	10.0%
Rate of increase in compensation level	7.0% to 8.0%	7.0% to 8.0%	7.0% to 10.0%
Expected rate of return on plan assets	6.6%	7.0%	7.3%

Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption
As at March 31, 2020, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka
Discount rate:
Increase in discount rate by 1%	(4.6)%	(1.1)%	(5.1)%
Decrease in discount rate by 1%	5.1%	1.1%	5.7%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	3.7%	0.6%	5.2%
Decrease in salary escalation rate by 1%	(3.6)%	(0.6)%	(4.8)%

Maturity Analysis of Defined Benefit Payments	The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2021	$2,342
2022	2,363
2023	2,448
2024	2,468
2025	2,629
Thereafter	11,487

$23,737